Stockholders' Investment (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Jan. 01, 2018	Dec. 31, 2017
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 46,954	$ 143,286	$ 111,733	$ 197,468
Net income (loss)	(41,561)	(10,053)	(107,159)	(67,859)
Share-based compensation	497	379	1,392	1,647
Issuance of warrants	0	0	0	2,571
Issuance of restricted stock units, net of taxes paid	(5)	(15)	(81)	(230)
Ending balance	5,885	$ 133,597	5,885	$ 133,597
Retained Earnings (Accumulated Deficit)	$ (398,976)		$ (398,976)			$ (292,703)
Difference between Revenue Guidance in Effect before and after Topic 606
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retained Earnings (Accumulated Deficit)					$ 900